Prepayments and Other Current Assets, Net	12 Months Ended
Jun. 30, 2026
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 6 — PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consisted of the following:

	As of June 30,
	2026	2025
VAT recoverable	$19,337	$1,939
Other receivables	6,702	-
Prepaid expenses*	675,000	13,209
Subtotal	701,039	15,148
Less: allowance for credit losses	(690)	(814)
Total	$700,349	$14,334

*	Prepaid expenses represent the unamortized balance of a USD 900,000 annual fee for routine capital-market advisory services provided by Seaview Industries Limited. through April 2027. As of June 30, 2026, USD 225,000 has been recognized in General and administrative expenses, leaving USD 675,000 as prepaid expenses.

Allowance for credit losses movement is as follows:

	For the years ended June 30,
	2026	2025	2024
Beginning balance	$814	$112,541	$-
Provision	478	584	112,345
Reduction	(640)	(111,418)	-
Exchange rate effect	38	(893)	196
Ending balance	$690	$814	$112,541